Income Taxes - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Operating loss and research and development tax credit carryforwards percentage of change in ownership	50.00%
Operating loss and research and development tax credit carryforwards percentage of change in ownership period	3 years
Percentage of limitation on taxable income after modification and apportionment	40.00%
Net operating loss carryforwards, limitation	state net operating loss carryforwards may be further limited, including in Pennsylvania, which has a limitation of 40% of taxable income after modifications and apportionment on state net operating losses utilized in any one year during tax years beginning 2019 going forward. The Company has not conducted an IRS Section 382 study for the year ended December 31, 2022.
Accrued interest or penalties related to uncertain tax positions	$ 0
Recognized amounts of interest or penalties related to uncertain tax positions	$ 0